ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2013
ACCOUNTS RECEIVABLE [Abstract]
Schedule of Accounts Receivable
	December 31,
	2013	2012

Accounts receivable	$49,536,253	$47,011,472
Less: allowance for doubtful accounts	(1,336,177)	(1,277,091)
Accounts receivable, net	$48,200,076	$45,734,381

Schedule of Allowance for Doubtful Accounts
	December 31,
	2013	2012

Beginning balance	$1,277,091	$384,311
Provision/(Reverse) for doubtful accounts	59,086	892,780
Ending balance	$1,336,177	$1,277,091